Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
(Loss)/profit for the year	$ (1,635,837)	$ (403,035)
Adjustment to reconcile (loss)/profit to net cash used in operating activities:
Deferred tax (benefit) / expense	135,640	(537,915)
Income tax expense	387,407	1,117,861
Amortization of intangible assets	696,224	11,894,518
Loss on deconsolidation of subsidiary (refer note 24)	192,776	225,098
Fair value gain on remeasurement of warrant liability	(22,766)	(1,487,589)
Remeasurements of the net defined benefit plans	30,606
Expected credit loss on trade receivables	(120,544)
Finance Cost	2,210,404	2,650,396
Sundry balances written off during the year		5,571
Liabilities no longer required written back	(360,878)	(425,853)
Finance income	(19,123)
Change in operating assets and liabilities:
Inventories
Trade receivable	381,946	85,358
Other receivable		(16,970,571)
Other financial assets	102,242
Other assets	(730,555)	(120,600)
Trade payable	132,056	456,528
Other financial liabilities	(566,378)	227,670
Other current liabilities	255,511	2,705,196
Security Deposits
Cash flow used in operating activities after working capital changes	1,068,731	(577,367)
Income tax (paid)/refund, net	84,604
Net cash used in operating activities	1,153,335	(577,367)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets (including intangible assets under development)	(10,820,099)	(166,721)
Sale of property, plant and equipment and intangible assets
Interest received	19,123
Advances for acquisition of network	(2,119,038)
Purchase of shares of GHSI
Net cash used in investing activities	(12,920,014)	(166,721)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term borrowings from directors	(1,000,000)	292,904
Proceeds from 7% secured promissory notes, net		880,000
Repayment of short term borrowings - Directors Loans	518,125	(304,500)
Proceeds on issuance of shares	12,509,169
Proceeds from financial institutions (net)	10,449
Interest, commission and other charges paid	(382,341)	(88,000)
Deferred IPO costs paid		(34,164)
Net cash provided by financing activities	11,655,402	746,240
Net increase (decrease) in cash and cash equivalents	(111,277)	2,152
CASH AND CASH EQUIVALENTS – beginning of period	8,758	26,142
CASH AND CASH EQUIVALENTS – end of period	311,810	8,758
Acquired in Business Combination (refer note 23)	432,138
Adjustment for deconsolidation of subsidiary (refer note 24)	(7,608)	(19,538)
Effects of exchange rate changes on cash and cash equivalents	$ (10,201)	$ 2